Consolidated Statements of Changes in Equity - EUR (€) € in Thousands		Institutional investors [member] Issued capital [member]	[3]	Institutional investors [member] Capital reserve [member]	[3]	Institutional investors [member] Other reserves [member]	[3]	Institutional investors [member] Retained earnings [member]	[3]	Institutional investors [member]	[3]	IPO [member] Issued capital [member]	[4]	IPO [member] Capital reserve [member]	[4]	IPO [member] Other reserves [member]	[4]	IPO [member] Retained earnings [member]	[4]	IPO [member]	[4]	Issued capital [member]		Capital reserve [member]		Other reserves [member]		Retained earnings [member]		Total
Balance at Dec. 31, 2018																						€ 32		€ 3,302		€ 0		€ (17,120)		€ (13,786)
Statement Line Items [Line Items]
Loss for the period																								0		0		(9,971)		(9,971)
Contributions to equity	[1]																					2		5,187		0		0		5,189
Balance at Dec. 31, 2019																						34		8,489		0		(27,091)		(18,568)
Statement Line Items [Line Items]
Loss for the period																						0		0		0		(56,032)		(56,032)
Contributions to equity	[2]																					104		35,904		0		0		36,008
Capital contribution of the GmbH shares into the N.V.																						(34)		34		0		0		0
Share split																						1,835		(1,835)		0		0		0
Conversion high voting shares																						4,500		(4,500)		0		0		0
Settlement agreement																						29		1,398		0		0		1,427
Share-based compensation																						0		0		32,160		0		32,160
Fair Value Measurement Convertible Bond (OCI)																						0		0		(21)		0		(21)
Balance at Dec. 31, 2020																						6,468		39,490		32,139		(83,123)		(5,026)
Statement Line Items [Line Items]
Loss for the period																						0		0		0		(63,953)		(63,953)
Contributions to equity		€ 4		€ 1,479		€ 0		€ 0		€ 1,483		€ 690		€ 138,837		€ 0		€ 0		€ 139,527			[2]		[2]		[2]		[2]		[2]
Settlement agreement																						0		0		(250)		0		(250)
Share-based compensation																						0		0		1,981		0		1,981
Fair Value Measurement Convertible Bond (OCI)																						0		0		16		0		16
Issue of bonus shares																						1,529		(1,529)		0		0		0
Conversion of Convertible Bond (see note 7.8)																						44		9,617		5		(5)		9,661
Balance at Dec. 31, 2021																						€ 8,735		€ 187,894		€ 33,891		€ (147,080)		€ 83,439

[1]	transaction costs of kEUR 109 were deducted from capital reserve
[2]	transaction costs of kEUR 2,192 were deducted from capital reserve
[3]	transaction costs of kEUR 17 were deducted from capital reserve
[4]	transaction costs of kEUR 2,038 less deferred taxes of kEUR 9 were deducted from capital reserve